CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Changes in liabilities arising from financing activities
As of June 30, 2019	$ 185,228,870	$ 148,430,833	$ 106,835,995
Proceeds	140,431,184	143,499,367	135,348,502
Decrease bank overdraft and other short-term borrowings	(32,838)	(3,442,491)	(2,331,974)
Payments	(110,625,272)	(113,100,032)	(79,784,434)
Financing for assets acquisitions	264,661	11,214,929
Debt incorporated by business combination		5,928,748
Interest payment	(13,009,834)	(12,923,745)	(21,533,187)
Conversion of Convertible Notes	(36,244,460)
Exchange differences, currency translation differences and other financial results	4,928,187	5,621,261	9,895,931
As of June 30, 2020	170,940,498	185,228,870	148,430,833
Convertible notes
Changes in liabilities arising from financing activities
As of June 30, 2019	48,664,012	43,029,834
Proceeds			42,075,000
Interest payment	(4,222,248)
Conversion of Convertible Notes	(36,244,460)
Exchange differences, currency translation differences and other financial results	4,361,767	5,634,178	954,834
As of June 30, 2020	12,559,071	48,664,012	43,029,834
Borrowings.
Changes in liabilities arising from financing activities
As of June 30, 2019	124,774,325	104,948,345	103,556,730
Proceeds	140,431,184	143,499,367	93,273,502
Decrease bank overdraft and other short-term borrowings	(32,838)	(3,442,491)	(2,331,974)
Payments	(110,625,272)	(113,100,032)	(76,846,934)
Debt incorporated by business combination		5,928,748
Interest payment	(8,787,586)	(12,923,745)	(21,533,187)
Exchange differences, currency translation differences and other financial results	(281,176)	(135,867)	8,830,208
As of June 30, 2020	145,478,637	124,774,325	104,948,345
Financed payment - Acquisition of business
Changes in liabilities arising from financing activities
As of June 30, 2019	11,790,533	452,654	3,279,265
Payments			(2,937,500)
Financing for assets acquisitions	264,661	11,214,929
Exchange differences, currency translation differences and other financial results	847,596	122,950	110,889
As of June 30, 2020	$ 12,902,790	$ 11,790,533	$ 452,654